Intangible Assets, Net	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

Note 9 - INTANGIBLE ASSETS, NET

As of December 31, 2024 and 2023, intangible assets, net consisted of the following:

	December 31,	December 31,
	2024	2023
AGM domain name	$14,800	$14,800
Software	50,000	50,000
Total intangible assets	64,800	64,800
Less: accumulated amortization	(32,273)	(20,793)
Total intangible assets, net	32,527	44,007

For the years ended December 31, 2024, 2023 and 2022, amortization expenses amounted to $11,480, $11,479 and $3,147 respectively. The following is an estimated, by fiscal years, of amortization amount of intangible asset,

Year ending December 31,
2025	$11,480
2026	11,480
2027	9,567
Total	$32,527